Loans Receivable (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing receivables on nonaccrual status	$ 11,253	$ 14,010
Residential Real Estate Including Home Equity [Member]
Financing receivables on nonaccrual status	1,846	2,481
Consumer Loan [Member]
Financing receivables on nonaccrual status	10	0
Commercial Real Estate [Member]
Financing receivables on nonaccrual status	2,311	3,433
Commercial Participations Purchased [Member]
Financing receivables on nonaccrual status	5,442	7,170
Commercial Loan [Member]
Financing receivables on nonaccrual status	1,644	926
Government [Member]
Financing receivables on nonaccrual status	$ 0	$ 0